AMOUNTS DUE FROM RELATED COMPANIES (Tables)	12 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Amounts due from related companies consisted of the following:

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd	$140	$-
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd	1	-
Jinong High-Tech Agriculture Model Park, Inc.	-	123
Total	$141	$123